Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
April 30, 2023
URX-NPRT3-0623
1.929338.111
Common Stocks - 99.8%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 95.1%
REITs - Apartments - 11.3%
American Homes 4 Rent Class A	608,902	20,252,081
Apartment Investment & Management Co. Class A	282,357	2,210,855
AvalonBay Communities, Inc.	271,657	48,998,773
Camden Property Trust (SBI)	197,858	21,774,273
Centerspace	30,740	1,733,121
Equity Residential (SBI)	694,189	43,907,454
Essex Property Trust, Inc.	127,213	27,952,512
Independence Realty Trust, Inc.	437,653	7,286,922
Invitation Homes, Inc.	1,187,963	39,642,325
Mid-America Apartment Communities, Inc.	224,911	34,591,312
UDR, Inc.	618,993	25,582,981
		273,932,609
REITs - Diversified - 22.6%
Alexander & Baldwin, Inc.	142,566	2,741,544
Apartment Income (REIT) Corp. (a)	306,183	11,322,647
Apple Hospitality (REIT), Inc.	426,082	6,344,361
Armada Hoffler Properties, Inc.	135,752	1,591,013
Broadstone Net Lease, Inc.	331,880	5,366,500
Cousins Properties, Inc.	292,928	6,388,760
Crown Castle International Corp.	820,554	101,001,992
Digital Realty Trust, Inc.	553,626	54,892,018
Elme Communities (SBI)	165,994	2,860,077
EPR Properties	146,722	6,156,455
Equinix, Inc.	176,778	128,001,414
Gaming & Leisure Properties	493,959	25,685,868
Gladstone Commercial Corp.	81,853	977,325
Gladstone Land Corp.	64,755	1,043,203
Global Net Lease, Inc.	204,417	2,301,735
InvenTrust Properties Corp.	131,437	2,963,904
Lamar Advertising Co. Class A	169,088	17,869,220
Necessity Retail (REIT), Inc./The	263,005	1,449,158
NexPoint Diversified Real Estate Trust	11,556	123,187
NexPoint Residential Trust, Inc.	45,692	1,961,558
One Liberty Properties, Inc.	33,281	732,848
Outfront Media, Inc.	276,033	4,598,710
Potlatch Corp.	157,117	7,263,519
SBA Communications Corp. Class A	209,510	54,659,064
Uniti Group, Inc.	489,123	1,672,801
VICI Properties, Inc.	1,871,281	63,511,277
Vornado Realty Trust	321,926	4,832,109
WP Carey, Inc.	374,353	27,776,993
		546,089,260
REITs - Health Care - 7.3%
CareTrust (REIT), Inc. (a)	188,818	3,680,063
Community Healthcare Trust, Inc.	47,763	1,709,438
Diversified Healthcare Trust (SBI)	475,070	433,929
Global Medical REIT, Inc.	132,913	1,233,433
Healthcare Trust of America, Inc.	739,058	14,618,567
Healthpeak Properties, Inc.	1,049,414	23,055,626
LTC Properties, Inc.	76,151	2,547,251
Medical Properties Trust, Inc. (a)	1,174,258	10,298,243
Physicians Realty Trust	439,113	6,332,009
Sabra Health Care REIT, Inc.	451,761	5,150,075
Universal Health Realty Income Trust (SBI)	25,458	1,107,423
Ventas, Inc.	774,763	37,227,362
Welltower, Inc.	881,189	69,807,793
		177,201,212
REITs - Health Care Facilities - 0.7%
National Health Investors, Inc.	89,238	4,441,375
Omega Healthcare Investors, Inc.	457,993	12,255,893
		16,697,268
REITs - Hotels - 2.5%
Chatham Lodging Trust	89,284	914,268
DiamondRock Hospitality Co.	415,255	3,367,718
Host Hotels & Resorts, Inc.	1,389,676	22,471,061
Park Hotels & Resorts, Inc.	457,811	5,516,623
Pebblebrook Hotel Trust	258,011	3,671,497
RLJ Lodging Trust	325,322	3,285,752
Ryman Hospitality Properties, Inc.	101,386	9,090,269
Service Properties Trust	320,846	2,813,819
Summit Hotel Properties, Inc.	210,949	1,358,512
Sunstone Hotel Investors, Inc.	421,270	4,014,703
Xenia Hotels & Resorts, Inc.	224,636	2,843,892
		59,348,114
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	349,438	11,835,465
REITs - Management/Investment - 10.9%
American Assets Trust, Inc.	103,341	1,880,806
American Tower Corp.	895,643	183,060,473
Empire State Realty Trust, Inc.	273,628	1,671,867
LXP Industrial Trust (REIT)	554,985	5,216,859
National Retail Properties, Inc.	337,851	14,696,519
Rayonier, Inc.	284,025	8,907,024
Safehold, Inc.	72,108	1,998,834
UMH Properties, Inc.	104,968	1,595,514
Weyerhaeuser Co. (a)	1,448,768	43,332,651
		262,360,547
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	342,563	23,602,591
Sun Communities, Inc.	236,565	32,865,975
		56,468,566
REITs - Office Buildings - 0.0%
Office Properties Income Trust	100,092	652,600
REITs - Office Property - 4.0%
Alexandria Real Estate Equities, Inc.	301,874	37,486,713
Boston Properties, Inc.	290,985	15,526,960
Brandywine Realty Trust (SBI)	354,426	1,392,894
City Office REIT, Inc.	93,016	541,353
Corporate Office Properties Trust (SBI)	218,626	5,004,349
Douglas Emmett, Inc.	348,049	4,482,871
Easterly Government Properties, Inc.	173,515	2,441,356
Equity Commonwealth	208,799	4,326,315
Franklin Street Properties Corp.	209,308	242,797
Highwoods Properties, Inc. (SBI)	208,597	4,781,043
Hudson Pacific Properties, Inc.	287,456	1,598,255
JBG SMITH Properties	215,863	3,080,365
Kilroy Realty Corp.	207,168	6,057,592
Orion Office (REIT), Inc.	113,917	699,450
Paramount Group, Inc.	341,721	1,479,652
Piedmont Office Realty Trust, Inc. Class A	248,232	1,615,990
SL Green Realty Corp.	127,441	3,016,528
Veris Residential, Inc. (b)	147,981	2,419,489
		96,193,972
REITs - Regional Malls - 3.4%
CBL & Associates Properties, Inc.	23,491	543,347
Simon Property Group, Inc.	637,904	72,287,281
Tanger Factory Outlet Centers, Inc.	203,731	3,995,165
The Macerich Co.	420,802	4,203,812
		81,029,605
REITs - Shopping Centers - 7.3%
Acadia Realty Trust (SBI)	185,735	2,509,280
Alexanders, Inc.	4,421	822,615
Brixmor Property Group, Inc.	582,776	12,430,612
Federal Realty Investment Trust (SBI)	139,160	13,761,532
Kimco Realty Corp.	1,203,834	23,101,574
Kite Realty Group Trust	429,045	8,889,812
Phillips Edison & Co., Inc.	223,765	7,057,548
Realty Income Corp.	1,178,623	74,064,669
Regency Centers Corp.	301,680	18,532,202
Retail Opportunity Investments Corp.	243,480	3,172,544
RPT Realty	169,338	1,574,843
Saul Centers, Inc.	27,918	1,005,886
SITE Centers Corp.	377,342	4,656,400
Urban Edge Properties	230,736	3,384,897
Urstadt Biddle Properties, Inc. Class A	57,193	984,863
		175,949,277
REITs - Single Tenant - 1.4%
Agree Realty Corp.	146,067	9,931,095
Essential Properties Realty Trust, Inc.	257,109	6,363,448
Four Corners Property Trust, Inc.	154,344	3,937,315
Getty Realty Corp.	75,610	2,520,081
NETSTREIT Corp.	99,876	1,819,741
Spirit Realty Capital, Inc.	261,416	10,054,059
		34,625,739
REITs - Storage - 8.7%
CubeSmart (a)	436,730	19,866,848
Extra Space Storage, Inc.	261,231	39,717,561
Iron Mountain, Inc.	563,345	31,119,178
Life Storage, Inc.	164,110	22,053,102
National Storage Affiliates Trust	171,640	6,616,722
Public Storage	306,941	90,495,415
		209,868,826
REITs - Warehouse/Industrial - 12.2%
Americold Realty Trust	521,686	15,436,689
EastGroup Properties, Inc.	81,207	13,525,838
First Industrial Realty Trust, Inc.	256,348	13,450,580
Industrial Logistics Properties Trust	139,000	286,340
Plymouth Industrial REIT, Inc.	80,068	1,620,576
Prologis (REIT), Inc.	1,793,294	224,610,079
Rexford Industrial Realty, Inc. (a)	323,250	18,027,653
Terreno Realty Corp.	147,755	9,100,230
		296,057,985
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,298,311,045
Real Estate Management & Development - 4.7%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	30,072	714,210
The St. Joe Co.	63,651	2,616,056
		3,330,266
Real Estate Development - 0.3%
Forestar Group, Inc. (b)	36,293	701,907
Howard Hughes Corp. (b)	74,134	5,735,748
		6,437,655
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	293,019	3,642,226
FRP Holdings, Inc. (b)	9,455	548,390
Kennedy-Wilson Holdings, Inc.	240,949	4,043,124
WeWork, Inc. (a)(b)	373,045	157,238
		8,390,978
Real Estate Services - 3.9%
Anywhere Real Estate, Inc. (b)	231,478	1,474,515
CBRE Group, Inc. (b)	634,416	48,634,331
Compass, Inc. (b)	467,582	1,094,142
Cushman & Wakefield PLC (a)(b)	291,237	2,868,684
Doma Holdings, Inc. Class A (a)(b)	299,063	128,597
Douglas Elliman, Inc.	153,919	491,002
eXp World Holdings, Inc. (a)	137,173	1,603,552
Jones Lang LaSalle, Inc. (b)	94,832	13,185,441
Marcus & Millichap, Inc.	48,937	1,540,047
Newmark Group, Inc.	319,795	2,027,500
Offerpad Solutions, Inc. (a)(b)	146,122	68,283
Opendoor Technologies, Inc. (a)(b)	810,216	1,118,098
RE/MAX Holdings, Inc.	37,001	714,489
Redfin Corp. (a)(b)	190,840	1,421,758
Zillow Group, Inc.:
Class A (b)	115,817	4,954,651
Class C (b)	315,942	13,756,115
		95,081,205
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (b)	68,109	510,136
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		113,750,240
TOTAL COMMON STOCKS (Cost $2,380,669,639)		2,412,061,285

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $595,514)	600,000	595,168

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	3,266,781	3,267,434
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	11,630,438	11,631,601
TOTAL MONEY MARKET FUNDS (Cost $14,899,035)		14,899,035

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,396,164,188)	2,427,555,488
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(11,114,694)
NET ASSETS - 100.0%	2,416,440,794

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	180	Jun 2023	5,988,600	168,576	168,576

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $595,168.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	10,489,960	288,175,303	295,397,829	162,609	-	-	3,267,434	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	21,330,991	127,152,799	136,852,189	65,317	-	-	11,631,601	0.0%
Total	31,820,951	415,328,102	432,250,018	227,926	-	-	14,899,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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